UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-21158

        Nuveen North Carolina Dividend Advantage Municipal Fund 3
(Exact name of registrant as specified in charter)

        333 West Wacker Drive, Chicago, Illinois, 60606
Address of principal executive offices) (Zip code)

Jessica R. Droeger—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois, 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            05/31

Date of reporting period:          08/31/04

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

Portfolio of Investments (Unaudited)
Nuveen North Carolina Dividend Advantage Municipal Fund 3 (NII)
August 31, 2004

Principal		Optional Call		Market
Amount (000)	Description(1)	Provisions*	Ratings**	Value

	Consumer Staples - 3.0%

$2,000	Puerto Rico, The Children's Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds, Series	5/12 at 100.00	BBB	$ 1,724,300
	2002, 5.500%, 5/15/39

	Education and Civic Organizations - 15.6%

500	East Carolina University, North Carolina, General Revenue Bonds, Series 2003A, 5.000%, 5/01/19 -
	AMBAC Insured	5/13 at 100.00	Aaa	534,210

	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2001A:
1,750	5.125%, 10/01/26	10/11 at 100.00	AA+	1,808,993
1,500	5.125%, 10/01/41	10/11 at 100.00	AA+	1,526,940

3,000	North Carolina Capital Facilities Financing Agency, Revenue Bonds, Duke University, Series 2002A,	10/12 at 100.00	AA+	3,050,100
	5.125%, 7/01/42

1,900	University of North Carolina System, Pooled Revenue Refunding Bonds, Series 2002A, 5.000%,	10/12 at 100.00	AAA	1,955,024
	4/01/27 - AMBAC Insured

	Healthcare - 9.6%

2,000	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds, DBA	1/07 at 102.00	AA	2,060,760
	Carolina Healthcare System, Series 1997A, 5.125%, 1/15/22

750	Charlotte-Mecklenburg Hospital Authority, North Carolina, Healthcare System Revenue Bonds,	1/11 at 101.00	AA	753,173
	Carolinas Healthcare System, Series 2001A, 5.000%, 1/15/31

2,000	North Carolina Medical Care Commission, Healthcare Facilities Revenue Bonds, Novant Health	11/13 at 100.00	AA-	2,112,780
	Obligated Group, Series 2003A, 5.000%, 11/01/18

500	North Carolina Medical Care Commission, Revenue Bonds, Northeast Medical Center, Series 2004,	11/14 at 100.00	AA-	512,795
	5.000%, 11/01/24

	Housing/Multifamily - 1.8%

1,000	Mecklenburg County, North Carolina, FNMA Multifamily Housing Revenue Bonds, Little Rock Apartments,	7/13 at 105.00	AAA	1,046,260
	Series 2003, 5.150%, 1/01/22 (Alternative Minimum Tax)

	Housing/Single Family - 2.4%

1,315	North Carolina Housing Finance Agency, Home Ownership Revenue Bonds, 1998 Trust Agreement,	7/09 at 100.00	AA	1,348,953
	Series 5A, 5.625%, 7/01/30 (Alternative Minimum Tax)

	Industrials - 1.4%

800	North Carolina Capital Facilities Financing Agency, Exempt Facilities Revenue Bonds, Waste	No Opt. Call	BBB	810,872
	Management Inc., Series 2001, 3.750%, 8/01/14 (Alternative Minimum Tax) (Mandatory put 8/01/07)

	Materials - 2.5%

1,400	Haywood County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	12/05 at 102.00	BBB	1,410,612
	Environmental Improvement Revenue Bonds, Champion International Corporation Project, Series 1995A,
	5.750%, 12/01/25 (Alternative Minimum Tax)

	Tax Obligation/General - 15.2%

	Lincoln County, North Carolina, General Obligation Bonds, Series 2002A:
850	5.000%, 6/01/19 - FGIC Insured	6/12 at 101.00	AAA	913,810
900	5.000%, 6/01/20 - FGIC Insured	6/12 at 101.00	AAA	961,389
1,050	5.000%, 6/01/21 - FGIC Insured	6/12 at 101.00	AAA	1,114,470

1,000	Mecklenburg County, North Carolina, General Obligation Public Improvement Bonds, Series 2000D,	4/10 at 101.50	AAA	1,099,480
	5.000%, 4/01/13

1,000	North Carolina, General Obligation Bonds, Series 2000A, 5.100%, 9/01/16	9/10 at 102.00	AAA	1,099,470

500	North Carolina, General Obligation Bonds, Series 2004A, 5.000%, 3/01/22	3/14 at 100.00	AAA	531,270

2,000	Puerto Rico, Public Improvement General Obligation Refunding Bonds, Series 1997, 6.500%,	No Opt. Call	AAA	2,509,220
	7/01/15 - MBIA Insured

400	Raleigh, North Carolina, General Obligation Bonds, Series 2002, 5.000%, 6/01/21	6/12 at 100.00	AAA	424,844

	Tax Obligation/Limited - 45.8%

3,900	Cary, North Carolina, General Obligation Water and Sewer Bonds, Series 2001, 5.000%, 3/01/20	3/11 at 102.00	AAA	4,173,468

1,550	Cary, North Carolina, Certificates of Participation, Public Improvement Projects, Series 2002A,	12/12 at 100.00	AA+	1,666,374
	5.000%, 12/01/17

1,800	Catawba County, North Carolina, Certificates of Participation, Series 2004, 5.250%, 6/01/22 - MBIA	6/14 at 100.00	Aaa	1,938,618
	Insured

1,500	Centennial Authority, North Carolina, Hotel Tax Revenue Bonds, Arena Project, Series 1997, 5.125%,	9/07 at 102.00	AAA	1,616,115
	9/01/19 - FSA Insured

3,750	Charlotte, North Carolina, Certificates of Participation, Governmental Facilities Projects, Series	6/13 at 100.00	AA+	3,801,450
	2003G, 5.000%, 6/01/33

3,000	Dare County, North Carolina, Certificates of Participation, Series 2002, 5.000%, 6/01/23 - AMBAC	12/12 at 100.00	AAA	3,111,630
	Insured

360	Duplin County, North Carolina, Refunding Certificates of Participation, Series 2002, 5.000%,	No Opt. Call	AAA	399,463
	9/01/12 - AMBAC Insured

	Forsyth County, North Carolina, Certificates of Participation, Public Facilities and Equipment
	Project, Series 2002:
1,325	5.125%, 1/01/16	1/13 at 101.00	AA+	1,456,612
770	5.250%, 1/01/19	1/13 at 101.00	AA+	843,420
1,235	5.250%, 1/01/23	1/13 at 101.00	AA+	1,321,895

500	Lee County, North Carolina, Certificates of Participation, Public Schools and Community College,	4/14 at 100.00	AAA	544,965
	Series 2004, 5.250%, 4/01/20 - FSA Insured

1,000	North Carolina, Certificates of Participation, Repair and Renovation Project, Series 2004B,	6/14 at 100.00	AA+	1,062,990
	5.000%, 6/01/20

2,000	Rutherford County, North Carolina, Certificates of Participation, Series 2002, 5.000%, 9/01/21 -	9/12 at 101.00	AAA	2,107,380
	AMBAC Insured

1,785	Union County, North Carolina, Certificates of Participation, Series 2003, 5.000%, 6/01/20 - AMBAC	6/13 at 101.00	AAA	1,902,989
	Insured

	Transportation - 9.2%

	Raleigh Durham Airport Authority, North Carolina, Airport Revenue Bonds, Series 2001A:
1,780	5.250%, 11/01/15 - FGIC Insured	5/11 at 101.00	Aaa	1,934,629
3,100	5.000%, 11/01/20 - FGIC Insured	5/11 at 101.00	Aaa	3,268,237

	Utilities - 14.9%

4,000	North Carolina Eastern Municipal Power Agency, Power System Revenue Refunding Bonds, Series 1993B,	1/05 at 100.00	AAA	4,011,920
	5.500%, 1/01/17 - FGIC Insured

2,665	North Carolina Municipal Power Agency 1, Catawba Electric Revenue Bonds, Series 2003A, 5.250%,	1/13 at 100.00	AAA	2,943,679
	1/01/15 - AMBAC Insured

1,400	Wake County Industrial Facilities and Pollution Control Financing Authority, North Carolina,	2/12 at 101.00	A3	1,508,108
	Revenue Refunding Bonds, Carolina Power and Light Company, Series 2002, 5.375%, 2/01/17

	Water and Sewer - 25.5%

750	Broad River Water Authority, North Carolina, Water System Revenue Bonds, Series 2000, 5.375%,	6/10 at 101.00	Aaa	798,045
	6/01/26 - MBIA Insured

	Charlotte, North Carolina, Water and Sewer System Revenue Bonds, Series 2001:
750	5.125%, 6/01/26	6/11 at 101.00	AAA	780,285
1,780	5.125%, 6/01/26 - FGIC Insured	6/11 at 101.00	AAA	1,851,876

	Durham County, North Carolina, Enterprise System Revenue Bonds, Series 2002:
680	5.000%, 6/01/16 - MBIA Insured	6/13 at 100.00	AAA	739,956
710	5.000%, 6/01/17 - MBIA Insured	6/13 at 100.00	AAA	768,753
300	5.000%, 6/01/18 - MBIA Insured	6/13 at 100.00	AAA	322,749

2,500	Kannapolis, North Carolina, Water and Sewerage System Revenue Bonds, Series 2001B, 5.250%, 2/01/26	2/12 at 101.00	AAA	2,579,650
	(Alternative Minimum Tax) - FSA Insured

1,000	Orange Water and Sewer Authority, North Carolina, Water and Sewerage System Revenue Bonds, Series	7/11 at 101.00	AA+	1,025,670
	2001, 5.000%, 7/01/26

	Winston-Salem, North Carolina, Water and Sewerage System Revenue Bonds, Series 2002A:
500	5.000%, 6/01/17	6/12 at 100.00	AAA	537,665
4,715	5.000%, 6/01/19	6/12 at 100.00	AAA	5,018,172

$79,220	Total Long-Term Investments (cost $81,351,929) - 146.9%			83,346,488

	Other Assets Less Liabilities - 2.4%			1,407,979

	Preferred Shares, at Liquidation Value - (49.3)%			(28,000,000)

	Net Assets Applicable to Common Shares - 100%			$56,754,467

Forward Swap Contracts outstanding at August 31, 2004:
			Swap	Unrealized
	Notional	Effective	Termination	Appreciation
	Amount	Date(2)	Date	(Depreciation)

Agreement with JPMorgan dated July 1, 2004, to pay
semi-annually the notional amount multiplied by 5.805%
(annualized) and receive quarterly the notional amount
multiplied by the three-month USD-LIBOR.	$1,100,000	2/02/05	2/02/25	$(67,057)

Agreement with JPMorgan dated July 28, 2004,
to pay quarterly the notional amount multiplied by 4.495%
(annualized) and receive quarterly the notional amount
multiplied by the daily arithmetic average of the weekly
BMA Municipal Swap Index for the quarter.	$2,000,000	12/13/04	12/13/24	(115,738)

Agreement with Morgan Stanley dated August 4, 2004,
to pay semi-annually the notional amount multiplied by
5.660% (annualized) and receive quarterly the notional
amount multiplied by the three-month USD-LIBOR.	$1,600,000	2/16/05	2/16/35	(79,332)

				$(262,127)

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common
	shares.
(2)	Effective date represents the date on which both the Fund and counterparty commence interest payments
	on each forward swap contract.
*	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
	There may be other call provisions at varying prices at later dates.
**	Ratings: Using the higher of Standard & Poor's or Moody's rating.

	Income Tax Information

	The following information is presented on an income tax basis. Differences between amounts for financial
	statement and federal income tax purposes are primarily due to timing differences in recognizing income
	on taxable market discount securities and timing differences in recognizing certain gains and losses on
	security transactions.

	At August 31, 2004, the cost of investments was $81,351,929.

	Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2004,
	were as follows:

	Gross unrealized:
	Appreciation	$2,247,707
	Depreciation	(253,148)

	Net unrealized appreciation of investments	$1,994,559

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen North Carolina Dividend Advantage Municipal Fund 3

By (Signature and Title)*          /s/ Jessica R. Droeger--Vice President and Secretary

Date         10/29/04

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman--Chief Administrative Officer (Principal Executive Officer)

Date         10/29/04

By (Signature and Title)*         /s/ Stephen D. Foy--Vice President and Controller (Principal Financial Officer)

Date         10/29/04

* Print the name and title of each signing officer under his or her signature.